Leases - Summary of Lease Items Recognized in Combined Statements Of Financial Position (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Right-of-use assets	¥ 20,554	¥ 19,237	¥ 3,955
Lease liabilities
Current	8,061	4,216
Non-current	12,396	14,390
Lease liabilities	20,457	18,606
Office buildings [Member]
Right-of-use assets
Right-of-use assets	14,514	¥ 19,237	¥ 3,955
Charging stations [Member]
Right-of-use assets
Right-of-use assets	¥ 6,040